Lease Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases Disclosure [Line Items]
Rental expense for operating leases	$ 46.9	$ 40.9	$ 44.6
Operating lease, future minimum payment, total	132.7
Operating lease, future minimum payment, 2017	40.2
Operating lease, future minimum payment, 2018	28.9
Operating lease, future minimum payment, 2019	22.7
Operating lease, future minimum payment, 2020	15.2
Operating lease, future minimum payment, 2021	10.3
Operating lease, future minimum payment, 2022 and thereafter	$ 15.4
Capital leases expiration date	Various dates through 2021
Capital lease, future minimum payment, total	$ 16.0
Capital lease, future minimum payment, 2017	4.2
Capital lease, future minimum payment, 2018	0.6
Capital lease, future minimum payment, 2019	0.6
Capital lease, future minimum payment, 2020	0.6
Capital lease, future minimum payment, 2021	10.0
Capital lease, future minimum payment, 2022 and thereafter	$ 0.0
Maximum
Leases Disclosure [Line Items]
Operating leases expiration date	2045